SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Accounts Receivable Net
Accounts receivable, (gross)	$ 8,411,835	$ 8,577,930
Less: Provision for doubtful debts	(6,542,904)	(3,721,293)		$ (122,680)
Accounts receivable, net	$ 1,868,931	$ 4,856,637	[1]

[1]	Restatement details in Note 2